10. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2021
Notes
10. SEGMENTED INFORMATION

10.SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties. Geographical information is as follows:

	September 30, 2021	September 30, 2020
Non-current assets
USA	$1,203,216	$911,875
Peru	466,288	466,900
Canada	6,102,589	2,988,866
	$7,772,093	$4,367,641